Share Based Compensation - Restricted Shares Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Numbers of Shares
Beginning balance (in shares) | shares	16,862,054
Granted (in shares) | shares	19,128,852
Vested (in shares) | shares	(4,934,592)
Forfeited (in shares) | shares	(9,663,554)
Ending balance (in shares) | shares	21,392,760
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 1.71
Granted (in dollars per share) | $ / shares	0.55
Vested (in dollars per share) | $ / shares	(1.66)
Forfeited (in dollars per share) | $ / shares	1.91
Ending balance (in dollars per share) | $ / shares	$ 0.6